LEASES - SCHEDULE OF ORIGINAL LEASE TERMS AND REMAINING LEASE TERMS (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Weighted average original lease term (in years)	3 years 10 months 24 days
Weighted average remaining lease term (in years)	1 year 8 months 12 days	2 years 2 months 12 days
Costa Rica
IfrsStatementLineItems [Line Items]
Weighted average original lease term (in years)	2 years 10 months 24 days
Weighted average remaining lease term (in years)	1 year 2 months 12 days
Colombia
IfrsStatementLineItems [Line Items]
Weighted average original lease term (in years)	4 years 9 months 18 days
Weighted average remaining lease term (in years)	2 years 1 month 6 days